Investment Portfolioas of October 31, 2024 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 13.5%
Entertainment 0.6%
ROBLOX Corp. "A"*	40,549	2,097,194
Interactive Media & Services 11.0%
Alphabet, Inc. "A"	155,114	26,541,557
Meta Platforms, Inc. "A"	23,660	13,428,943
		39,970,500
Wireless Telecommunication Services 1.9%
T-Mobile U.S., Inc.	30,193	6,737,870
Consumer Discretionary 10.1%
Broadline Retail 6.7%
Amazon.com, Inc.*	129,884	24,210,378
Hotels, Restaurants & Leisure 0.7%
DraftKings, Inc. "A"*	75,414	2,663,622
Household Durables 0.8%
SharkNinja, Inc.	30,200	2,784,742
Specialty Retail 1.3%
Home Depot, Inc.	11,935	4,699,406
Textiles, Apparel & Luxury Goods 0.6%
Lululemon Athletica, Inc.*	7,554	2,250,337
Consumer Staples 2.5%
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	10,236	8,948,106
Financials 9.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	32,737	5,102,716
Financial Services 4.5%
Fiserv, Inc.*	14,993	2,967,115
Visa, Inc. "A"	46,232	13,400,345
		16,367,460
Insurance 3.8%
Progressive Corp.	56,948	13,828,683
Health Care 11.6%
Biotechnology 0.9%
Exact Sciences Corp.*	47,138	3,249,222

Health Care Equipment & Supplies 5.7%
Dexcom, Inc.*	77,333	5,450,430
Intuitive Surgical, Inc.*	15,555	7,837,231
iRhythm Technologies, Inc.*	26,629	1,929,005
Stryker Corp.	15,568	5,546,567
		20,763,233
Health Care Providers & Services 0.5%
agilon health, Inc.*	200,488	511,244
Guardant Health, Inc.*	55,000	1,203,400
		1,714,644
Health Care Technology 0.5%
Evolent Health, Inc. "A"*	72,800	1,699,880
Life Sciences Tools & Services 2.6%
Stevanato Group SpA (a)	81,444	1,548,251
Thermo Fisher Scientific, Inc.	14,341	7,834,775
		9,383,026
Pharmaceuticals 1.4%
Zoetis, Inc.	29,532	5,279,731
Industrials 5.7%
Aerospace & Defense 1.7%
Axon Enterprise, Inc.*	14,341	6,073,414
Building Products 0.7%
AZEK Co., Inc.*	59,063	2,598,772
Electrical Equipment 2.4%
AMETEK, Inc.	28,400	5,206,856
Vertiv Holdings Co. "A"	31,365	3,427,881
		8,634,737
Professional Services 0.9%
Paylocity Holding Corp.*	6,565	1,211,702
TransUnion	20,758	2,102,785
		3,314,487
Information Technology 45.4%
Communications Equipment 0.7%
Arista Networks, Inc.*	7,171	2,771,161
IT Services 1.8%
Globant SA*	31,350	6,580,052
Semiconductors & Semiconductor Equipment 15.1%
Applied Materials, Inc.	17,843	3,239,932
Broadcom, Inc.	43,418	7,371,074
NVIDIA Corp.	331,432	44,000,912
		54,611,918
Software 19.2%
Cadence Design Systems, Inc.*	13,036	3,599,500
Confluent, Inc. "A"*	67,632	1,769,930
Crowdstrike Holdings, Inc. "A"*	7,312	2,170,714
CyberArk Software Ltd.*	9,770	2,701,600
Datadog, Inc. "A"*	9,944	1,247,375

Microsoft Corp.	94,634	38,454,526
Salesforce, Inc.	15,663	4,563,728
ServiceNow, Inc.*	14,795	13,803,587
Workiva, Inc.*	14,870	1,186,031
		69,496,991
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	137,376	31,034,612
Real Estate 0.9%
Real Estate Management & Development 0.9%
CoStar Group, Inc.*	45,296	3,297,096
Total Common Stocks (Cost $111,500,735)		360,163,990

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.75% (b) (c) (Cost $1,444,950)	1,444,950	1,444,950

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.86% (b) (Cost $2,745,067)	2,745,067	2,745,067

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,690,752)	100.6	364,354,007
Other Assets and Liabilities, Net	(0.6)	(2,116,543)
Net Assets	100.0	362,237,464
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2024 are as follows:
Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.75% (b) (c)
1,742,500	—	297,550 (d)	—	—	861	—	1,444,950	1,444,950
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.86% (b)
4,045,020	13,038,944	14,338,897	—	—	33,261	—	2,745,067	2,745,067
5,787,520	13,038,944	14,636,447	—	—	34,122	—	4,190,017	4,190,017

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2024 amounted to $1,408,641, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2024.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$360,163,990	$—	$—	$360,163,990
Short-Term Investments (a)	4,190,017	—	—	4,190,017
Total	$364,354,007	$—	$—	$364,354,007

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH1
R-080548-2 (1/25)